Total Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Total Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company in each of the six-month periods ended June 30, 2023 and 2024, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2023	2024
Time charter revenues	49,747,081	36,669,776
Total Vessel revenues	$49,747,081	$36,669,776